Transactions with related parties and affiliated entities	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Transactions with related parties and affiliated entities
26.	Transactions with related parties and affiliated entities

(a)	The table below presents the main transactions with related parties and affiliated entities as of December 31, 2023 and 2022, and for the years ended December 31, 2023, 2022 and 2021:

	2023	2022
	S/(000)	S/(000)
Assets
Instruments at fair value through profit or loss	1,165	99
Investments at fair value through other comprehensive income	64,229	58,378
Loans, net (b)	1,686,288	1,317,453
Accounts receivable	87,902	117,273
Other assets	21,260	32,043
Liabilities
Deposits and obligations	1,066,505	1,040,975
Other liabilities	6,522	3,215
Off-balance sheet accounts
Indirect loans (b)	76,652	89,707

	2023	2022	2021
	S/(000)	S/(000)	S/(000)
Income (expenses)
Interest and similar income	95,604	72,334	68,166
Rental income	25,532	31,428	30,873
Valuation of financial derivative instruments	106	149	180
Interest and similar expenses	(39,749)	(16,821)	(3,065)
Administrative expenses	(38,711)	(33,758)	(44,249)
Others, net	60,312	51,241	31,392

(b)	As of December 31, 2023 and 2022, the detail of loans is the following:

	2023			2022
	Direct Loans	Indirect Loans	Total	Direct Loans	Indirect Loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Affiliated	1,389,463	3,557	1,393,020	1,108,276	18,832	1,127,108
Associates	296,825	73,095	369,920	209,177	70,875	280,052

	1,686,288	76,652	1,762,940	1,317,453	89,707	1,407,160

(c)
As of December 31, 2023 and 2022, the directors, executives and employees of the Group have been involved in credit transactions with certain subsidiaries of the Group, between the permitted limits by Peruvian law for financial entities. As of December 31, 2023 and 2022, direct loans to employees, directors and executives amounted to S/209,671,000 and S/211,715,000, respectively; said loans are repaid monthly and bear interest at market rates.

There are no loans to the Group’s directors and key personnel guaranteed with shares of any Subsidiary.

(d)	The Group’s key personnel basic remuneration for the years ended December 31, 2023, 2022 and 2021, is presented below:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)
Salaries	28,325	26,964	24,768
Board of Directors’ compensations	3,151	3,923	2,861

Total	31,476	30,887	27,629

(e)
As of December 2023, the Group holds participation in different mutual funds that are managed by Interfondos, which are classified as investments at fair value through profit or loss and amount to S/7,358,000.

(f)	In Management’s opinion, transactions with related companies have been performed under market conditions and within the limits permitted by the SBS.